RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
General Administrative and Professional Fee Amount Paid	$ 445,581	$ 375,646
Series Twenty [Member]
General Administrative and Professional Fee Amount Paid	17,507	12,949
Series Twenty One [Member]
General Administrative and Professional Fee Amount Paid	13,730	10,692
Series Twenty Two [Member]
General Administrative and Professional Fee Amount Paid	16,241	12,440
Series Twenty Three [Member]
General Administrative and Professional Fee Amount Paid	17,016	12,752
Series Twenty Four [Member]
General Administrative and Professional Fee Amount Paid	15,169	11,825
Series Twenty Five [Member]
General Administrative and Professional Fee Amount Paid	15,813	11,970
Series Twenty Six [Member]
General Administrative and Professional Fee Amount Paid	20,672	15,374
Series Twenty Seven [Member]
General Administrative and Professional Fee Amount Paid	15,320	11,593
Series Twenty Eight [Member]
General Administrative and Professional Fee Amount Paid	18,266	13,812
Series Twenty Nine [Member]
General Administrative and Professional Fee Amount Paid	18,633	13,588
Series Thirty [Member]
General Administrative and Professional Fee Amount Paid	15,721	11,840
Series Thirty One [Member]
General Administrative and Professional Fee Amount Paid	19,021	13,937
Series Thirty Two [Member]
General Administrative and Professional Fee Amount Paid	18,156	13,270
Series Thirty Three [Member]
General Administrative and Professional Fee Amount Paid	14,425	13,397
Series Thirty Four [Member]
General Administrative and Professional Fee Amount Paid	16,326	14,695
Series Thirty Five [Member]
General Administrative and Professional Fee Amount Paid	15,766	14,328
Series Thirty Six [Member]
General Administrative and Professional Fee Amount Paid	14,157	13,524
Series Thirty Seven [Member]
General Administrative and Professional Fee Amount Paid	14,016	13,395
Series Thirty Eight [Member]
General Administrative and Professional Fee Amount Paid	14,561	13,736
Series Thirty Nine [Member]
General Administrative and Professional Fee Amount Paid	13,938	13,353
Series Forty [Member]
General Administrative and Professional Fee Amount Paid	15,451	14,408
Series Forty One [Member]
General Administrative and Professional Fee Amount Paid	17,001	15,494
Series Forty Two [Member]
General Administrative and Professional Fee Amount Paid	17,940	16,616
Series Forty Three [Member]
General Administrative and Professional Fee Amount Paid	18,219	16,282
Series Forty Four [Member]
General Administrative and Professional Fee Amount Paid	15,173	15,003
Series Forty Five [Member]
General Administrative and Professional Fee Amount Paid	20,278	18,871
Series Forty Six [Member]
General Administrative and Professional Fee Amount Paid	$ 17,065	$ 16,502